Note 24 - Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) available to common shareholders (in Euros)	€ 1,512,056	€ (338,382)	€ (681,345)
Number of shares for the computation of basic EPS (in shares)	29,016,118	28,997,866	28,961,928
Basic EPS (in Euros) (in EUR per share)	€ 0.05	€ (0.01)	€ (0.02)
Effect of dilutive securities (in shares)	604,238	347,500	581,915
Number of shares for the computation of diluted EPS (in shares)	29,615,466	28,997,866	28,961,928
Diluted EPS income / (loss) (in Euros) (in EUR per share)	€ 0.05	€ (0.01)	€ (0.02)